Significant Transactions (Details Textual) - USD ($)						1 Months Ended		3 Months Ended			6 Months Ended	12 Months Ended
	Jul. 07, 2020	Jul. 07, 2020	Apr. 08, 2020	Jan. 15, 2020	Jan. 15, 2020	Jul. 31, 2020	Jun. 17, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jan. 07, 2021	Sep. 01, 2020	Jul. 31, 2019
Significant Transactions (Textual)
Bussiness combination interst																1.00%
Selling general and administrative expenses								$ 1,000
Contingent consideration, description	We acquired 100% of the stock of Ample Organics for 3.3 million exchangeable shares of one of our wholly-owned subsidiaries. The exchangeable shares may be exchanged, at the option of the holder, for shares of Akerna common stock on a one-for-one basis, therefore the exchangeable shares issued were valued at $7.65 per share, the closing price of an equivalent share of Akerna common stock, $30.7 million was the aggregate value of the exchangeable shares. In addition to the stock consideration, we paid $5.5 million in cash, which was used to settle all of Ample's then outstanding debt. In addition to the stock and cash consideration, the agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000 and the amount of Recurring Revenue realized during the 12 months following the acquisition. The contingent consideration will be recorded as the estimated fair value on the acquisition date and adjusted to estimated fair value in each subsequent reporting period until settlement.	We acquired 100% of the stock of Ample Organics by issuing 3.3 million exchangeable shares of one of our wholly-owned subsidiaries. The exchangeable shares may be exchanged, at the option of the holder, for shares of Akerna common stock on a one-for-one basis, therefore the exchangeable shares issued were valued at $7.65 per share, the closing price of an equivalent share of Akerna common stock, for an aggregate value of $25.2 million. The exchangeable shares are economically equivalent to shares of Akerna common stock. In addition to the stock consideration, we paid $5.7 million in cash, which was used to settle all of Ample's then outstanding debt and transaction costs. The agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000 and the amount of Recurring Revenue realized during the 12 months following the acquisition. The contingent consideration was recorded as the estimated fair value of $0.8 million as of the acquisition date and will be adjusted to the estimated fair value in each subsequent reporting period until settlement.										(i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.
Net income/loss from business combinations								$ 40
Shareholders exchanged								627,225
Exchangeable shares value								$ 479,827,100
Voting preferred stock, par value								$ 0.0001
Common stock, shares						800,000	6,520,099	14,685,932	13,258,707		13,258,707	13,258,707	10,589,746	101,705	2,667,349
Common stock, shares outstanding								14,685,932	13,258,707		13,258,707	13,258,707	10,589,746		2,667,349
Preferred stock liquidation, description								special voting preferred stock has a par value of $0.0001 per share and a preference in liquidation of $1.00.
Shares of common stock per share							$ 10.16
Percentage of exchange rate																1.00%
Gain on change fair value of contingent consideration												$ 1,000,000
Description of contingent consideration	We acquired 100% of the stock of Ample Organics for 3.3 million exchangeable shares of one of our wholly-owned subsidiaries. The exchangeable shares may be exchanged, at the option of the holder, for shares of Akerna common stock on a one-for-one basis, therefore the exchangeable shares issued were valued at $7.65 per share, the closing price of an equivalent share of Akerna common stock, $30.7 million was the aggregate value of the exchangeable shares. In addition to the stock consideration, we paid $5.5 million in cash, which was used to settle all of Ample's then outstanding debt. In addition to the stock and cash consideration, the agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000 and the amount of Recurring Revenue realized during the 12 months following the acquisition. The contingent consideration will be recorded as the estimated fair value on the acquisition date and adjusted to estimated fair value in each subsequent reporting period until settlement.	We acquired 100% of the stock of Ample Organics by issuing 3.3 million exchangeable shares of one of our wholly-owned subsidiaries. The exchangeable shares may be exchanged, at the option of the holder, for shares of Akerna common stock on a one-for-one basis, therefore the exchangeable shares issued were valued at $7.65 per share, the closing price of an equivalent share of Akerna common stock, for an aggregate value of $25.2 million. The exchangeable shares are economically equivalent to shares of Akerna common stock. In addition to the stock consideration, we paid $5.7 million in cash, which was used to settle all of Ample's then outstanding debt and transaction costs. The agreement provides for contingent consideration of up to CAD$10,000,000, payable in exchangeable shares, payable if Ample's Recurring Revenue recognized during the 12 months after the acquisition date is CAD$9,000,000 or more. The contingent consideration amount is reduced by an amount equal to the product of CAD$6.67 multiplied by the difference between CAD$9,000,000 and the amount of Recurring Revenue realized during the 12 months following the acquisition. The contingent consideration was recorded as the estimated fair value of $0.8 million as of the acquisition date and will be adjusted to the estimated fair value in each subsequent reporting period until settlement.										(i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.
Estimated of fair value contingent consideration												$ 0
Revenues								$ 3,714,004		$ 3,192,890		12,573,276	$ 10,823,117
Net loss								$ (4,741,876)		$ (2,326,332)		$ (15,534,345)	$ (12,403,215)
Common stock vested shares							283,010
Unvested restricted stock							215,063
Description of Merger agreement							(a) 283,110 fully vested shares of common stock were allocated to the former holders of MJF profit interest units, resulting in the recognition of approximately $3.4 million on June 17, 2019 and approximately $2.1 million of compensation expense related to unvested restricted shares such profit interest units be recognized over the remaining vesting period of 3 years.
Description of noncontrolling interests						We entered into an amendment to the stock purchase agreement to exercise our option to acquire the noncontrolling interests in Solo, for 800,000 shares of our common stock, this transaction will be recorded as an equity transaction, with no effect to the value of the assets acquired or liabilities assumed.
Solo Sciences, Inc. [Member]
Significant Transactions (Textual)
Bussiness combination interst				80.40%	80.40%
Fair value of consideration transfered					$ 17,939
Contingent consideration, description				(i) $0.01 per solo*TAG™ and solo*CODE™ sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAG™ and solo*CODE™, which is December 1, 2029. This fee represents contingent consideration and was recorded at fair value as of the date of acquisition. Contingent consideration is adjusted to fair value each period with changes in fair value being recognized in earnings at each reporting period.				(i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.
Common stock, shares				1,950,000	1,950,000
Transaction costs				$ 300,000	$ 300,000
Shares of common stock per share				$ 9.00	$ 9.00
Percentage of exchange rate				80.40%	80.40%
Description of contingent consideration				(i) $0.01 per solo*TAG™ and solo*CODE™ sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAG™ and solo*CODE™, which is December 1, 2029. This fee represents contingent consideration and was recorded at fair value as of the date of acquisition. Contingent consideration is adjusted to fair value each period with changes in fair value being recognized in earnings at each reporting period.				(i) $0.01 per solo*TAGTM and solo*CODETM sold or (ii) 7% of net revenue. The fees were to be paid annually until the earlier of: (1) our shares trading above $12 per share for any consecutive 20 trading days in a 30-day period; (b) upon our no longer owning a majority stake in Solo; or (c) upon expiration of the patents related to solo*TAGTM and solo*CODETM, which is December 1, 2029.
Estimated of fair value contingent consideration				$ 17,900,000
Revenues											$ 23,000
Net loss											$ 1,471,000
Trellis Solutions, Inc [Member]
Significant Transactions (Textual)
Bussiness combination interst			100.00%
Fair value of consideration transfered			$ 3,529
Common stock, shares			349,650
Transaction costs			$ 100,000
Shares of common stock per share			$ 7.24
Percentage of exchange rate			100.00%
Revenues									$ 216,000
Net loss									$ 17,000